Consolidated and Combined Statements of Changes in Members' Capital Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC	Sole Member of Securities [Member] Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC	Sponsor B Units [Member] Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC	Class A Units [Member] Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC	Members' Deficit Prior to the Business Combination	Common Stock Common Class A [Member]	Common Stock Common Class C [Member]	Common Stock Common Class D [Member]	Common Stock Common Class E [Member]	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC	Parent [Member]
Beginning balance at Dec. 31, 2017		$ (46,295)	$ 3,023	$ (35,354)	$ (13,964)
Contributions		21,126			19,180									1,946
Distributions		(44,849)	(200)	(32,007)	(12,642)
Net income (loss)		(2,587)		1,026	1,022									(4,635)
Ending balance at Dec. 31, 2018		(72,605)	2,823	(66,335)	(6,404)									(2,689)
Contributions		21,895			13,435									8,460
Distributions		(320,252)		(159,935)	(159,298)									(1,019)
Net income (loss)		20,465		11,502	11,456									(2,493)
Ending balance at Dec. 31, 2019		(350,497)	2,823	(214,768)	(140,811)									2,259
Ending Balance at Dec. 31, 2019						$ (352,756)	$ 0	$ 0	$ 0	$ 0			$ 2,259
Ending Balance, Shares at Dec. 31, 2019
Net income (loss)	$ (21,280)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions						(24,325)
Comprehensive income (loss)						(19,503)							(1,777)
Ending Balance at Jun. 30, 2020	$ 4,908					(396,584)	$ 0	$ 0	$ 0	$ 0		0	4,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions													4,602
Distributions													(176)
Ending Balance, Shares at Jun. 30, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)
Beginning balance at Dec. 31, 2019		(350,497)	2,823	(214,768)	(140,811)									2,259
Contributions		9,831												9,831
Distributions		(78,054)	(1,500)	(37,876)	(37,724)									(954)
Net income (loss)		(82,441)		(38,993)	(38,838)									(4,610)
Ending balance at Dec. 31, 2020	$ 507,687	$ (501,161)	$ 1,323	$ (291,637)	$ (217,373)									$ 6,526
Beginning balance at Dec. 31, 2019						(352,756)	$ 0	$ 0	$ 0	$ 0			2,259
Ending Balance at Dec. 31, 2020	501,161					(507,687)	$ 0			$ 0			6,526
Beginning balance, Shares at Dec. 31, 2019
Ending Balance, Shares at Dec. 31, 2020
Net income (loss)	(13,305)
Beginning balance at Mar. 31, 2020						(379,741)	$ 0	$ 0	$ 0	$ 0			3,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions						(4,400)
Comprehensive income (loss)						(12,443)							(862)
Ending Balance at Jun. 30, 2020	$ 4,908					(396,584)	$ 0	$ 0	$ 0	$ 0		0	4,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions													2,734
Beginning balance, Shares at Mar. 31, 2020
Ending Balance, Shares at Jun. 30, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)
Net income (loss)	$ (1,548,006)
Beginning balance at Dec. 31, 2020	501,161					(507,687)	$ 0			$ 0			6,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions						(103,143)
Comprehensive income (loss)						74,259						(397,189)	(1,225,076)
Ending Balance at Jun. 30, 2021	$ 4,383,747					0	32	63	29	1	1,496,826	(397,189)	3,283,985		1,099,762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer of predecessor members' deficit to additional paid-in capital and noncontrolling interests						536,571					(138,133)		(398,438)
Impact of the Business Combination							$ 32	$ 63	$ 29	$ 1	1,738,478
Impact of the Business Combination (in shares)							320,005,258	628,380,707	294,656,373	14,990,864
Offering costs related to the Business Combination											(126,309)
Allocation of cash proceeds to warrant liability											(25,128)
Allocation of cash proceeds to Earnout Securities liability for Class E Shares issued in connection with the Business Combination											(83,949)		(160,540)
Deferred taxes and TRA liability recognized in the Business Combination (excluding Dyal Acquisition)											145,163
Reallocation between additional paid-in capital and noncontrolling interests related to the Business Combination											(325,222)		325,222
Equity-based compensation											311,926		937,196
Common Units issued as consideration related to the Dyal Acquisition													4,285,359
Acquisition of noncontrolling interests in the Blue Owl Operating Group in connection with the Business Combination													(491,956)
Contributions													7,171
Distributions													(1,479)
Beginning balance, Shares at Dec. 31, 2020
Ending Balance, Shares at Jun. 30, 2021							320,005,258	628,380,707	294,656,373	14,990,864
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)
Net income (loss)	$ (1,587,340)
Beginning balance at Mar. 31, 2021						(477,398)	$ 0	$ 0	$ 0	$ 0			9,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions						(94,018)
Comprehensive income (loss)						34,845						(397,189)	(1,224,996)
Ending Balance at Jun. 30, 2021	$ 4,383,747					0	32	63	29	1	1,496,826	$ (397,189)	3,283,985		$ 1,099,762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer of predecessor members' deficit to additional paid-in capital and noncontrolling interests						$ 536,571					(138,133)		(398,438)
Impact of the Business Combination							$ 32	$ 63	$ 29	$ 1	1,738,478
Impact of the Business Combination (in shares)							320,005,258	628,380,707	294,656,373	14,990,864
Offering costs related to the Business Combination											(126,309)
Allocation of cash proceeds to warrant liability											(25,128)
Allocation of cash proceeds to Earnout Securities liability for Class E Shares issued in connection with the Business Combination											(83,949)		(160,540)
Deferred taxes and TRA liability recognized in the Business Combination (excluding Dyal Acquisition)											145,163
Reallocation between additional paid-in capital and noncontrolling interests related to the Business Combination											(325,222)		325,222
Equity-based compensation											$ 311,926		937,196
Common Units issued as consideration related to the Dyal Acquisition													4,285,359
Acquisition of noncontrolling interests in the Blue Owl Operating Group in connection with the Business Combination													(491,956)
Contributions													4,517
Distributions													$ (1,479)
Beginning balance, Shares at Mar. 31, 2021
Ending Balance, Shares at Jun. 30, 2021							320,005,258	628,380,707	294,656,373	14,990,864
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)